Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets		¥ 13,834,678	¥ 13,563,082
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		7,931,248	6,320,128
Non-recourse loans		12,745	11,005
Investments		99,146	91,506
Maximum exposure to loss	[1]	149,382	121,303
Liquidating Customer Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		28,357	27,273
Non-recourse loans		2,923	1,255
Investments		991	991
Maximum exposure to loss	[1]	3,914	2,246
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		262,333	317,027
Non-recourse loans		6,849	6,905
Investments		4,789	4,884
Maximum exposure to loss	[1]	11,638	11,789
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		5,933,548	4,108,847
Non-recourse loans		0	0
Investments		63,318	56,818
Maximum exposure to loss	[1]	93,712	75,607
Securitizing Financial Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		474	709
Non-recourse loans		0	0
Investments		2	2
Maximum exposure to loss	[1]	2	2
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		1,192,909	1,485,653
Non-recourse loans		0	0
Investments		16,787	18,268
Maximum exposure to loss	[1]	16,790	18,271
Power Generation Projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		9,682	10,103
Non-recourse loans		0	0
Investments		477	442
Maximum exposure to loss	[1]	477	442
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		503,945	370,516
Non-recourse loans		2,973	2,845
Investments		12,782	10,101
Maximum exposure to loss	[1]	¥ 22,849	¥ 12,946

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.